Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Opportunity Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001111178
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jan. 30, 2026
BNY Mellon Natural Resources Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLAX
BNY Mellon Natural Resources Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDCX
BNY Mellon Natural Resources Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDRX
BNY Mellon Natural Resources Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDYX